Restricted Net Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restricted Net Assets [Abstract]
Percentage of allocate to annual tax profit	10.00%
Percentage of enterprise’s statutory accounts	50.00%
Statutory common reserve, percentage	10.00%
Percentage of annual tax profit	50.00%
Net assets (in Dollars)	$ 107.5	$ 40.0